FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21357
                                   ------------

                FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (650) 312-2000
                                                    ----------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  6/30/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Templeton
Limited Duration Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2009

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments..........................................   15

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

                                                                                    COUNTRY             SHARES             VALUE
                                                                                --------------   -------------------   ------------
       PREFERRED STOCKS (COST $237,850) 0.1%
       DIVERSIFIED FINANCIALS 0.1%
   (a) Preferred Blocker Inc., 9.00%, pfd., 144A ............................    United States                   670   $    288,184
                                                                                                                       ------------

                                                                                                 PRINCIPAL AMOUNT(b)
                                                                                                 -------------------
       CORPORATE BONDS 58.6%
       AUTOMOBILES & COMPONENTS 1.2%
       Ford Motor Credit Co. LLC, senior note,
          9.75%, 9/15/10 ....................................................    United States         2,000,000          1,916,310
          9.875%, 8/10/11 ...................................................    United States         2,000,000          1,851,204
                                                                                                                       ------------
                                                                                                                          3,767,514
                                                                                                                       ------------
       CAPITAL GOODS 1.9%
   (a) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 .......    United States         1,000,000            795,000
       Case New Holland Inc., senior note, 7.125%, 3/01/14 ..................    United States         2,000,000          1,835,000
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..............    United States         2,000,000          1,720,000
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ..............    United States         2,000,000          1,615,000
                                                                                                                       ------------
                                                                                                                          5,965,000
                                                                                                                       ------------
       COMMERCIAL & PROFESSIONAL SERVICES 1.3%
   (c) ARAMARK Corp., senior note, FRN, 4.528%, 2/01/15 .....................    United States         2,500,000          2,043,750
       JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 ....    United States         2,500,000          2,112,500
                                                                                                                       ------------
                                                                                                                          4,156,250
                                                                                                                       ------------
       CONSUMER DURABLES & APPAREL 1.7%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 .......................    United States         2,500,000          2,200,000
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .................    United States         2,000,000          2,005,000
       KB Home, senior note, 6.375%, 8/15/11 ................................    United States         1,000,000            970,000
                                                                                                                       ------------
                                                                                                                          5,175,000
                                                                                                                       ------------
       CONSUMER SERVICES 4.3%
   (a) Harrah's Operating Escrow, senior secured note, 144A, 11.25%,
          6/01/17 ...........................................................    United States         2,500,000          2,375,000
       Host Hotels & Resorts LP, senior note, K, 7.125%, 11/01/13 ...........    United States         2,400,000          2,268,000
       MGM MIRAGE, senior note, 6.75%, 4/01/13 ..............................    United States         3,000,000          2,010,000
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .......    United States         2,000,000          2,020,000
       Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ............    United States         2,500,000          2,512,500
       Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%,
          5/15/18 ...........................................................    United States         2,500,000          2,147,155
                                                                                                                       ------------
                                                                                                                         13,332,655
                                                                                                                       ------------
       DIVERSIFIED FINANCIALS 4.3%
       American Express Credit Corp., senior note, C, 7.30%, 8/20/13 ........    United States         2,000,000          2,085,828
   (c) General Electric Capital Corp., FRN, 1.163%, 4/28/11 .................    United States         2,000,000          1,913,096
   (a) GMAC LLC, senior note, 144A,
          7.25%, 3/02/11 . ..................................................    United States         1,266,000          1,171,050
          6.875%, 8/28/12 . .................................................    United States         1,899,000          1,604,655
       The Goldman Sachs Group Inc., senior note, 6.00%, 5/01/14 ............    United States           700,000            731,629
       JPMorgan Chase & Co., sub. note, 5.75%, 1/02/13 ......................    United States         2,000,000          2,064,824


                     Quarterly Statement of Investments | 3

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                --------------   -------------------   ------------
       CORPORATE BONDS (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
   (d) Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 ...........    United States         3,000,000       $    457,500
       Merrill Lynch & Co. Inc., 5.45%, 2/05/13 .............................    United States         1,500,000          1,461,581
       Morgan Stanley, senior note, 6.00%, 5/13/14 ..........................    United States         2,000,000          2,027,894
                                                                                                                       ------------
                                                                                                                         13,518,057
                                                                                                                       ------------
       ENERGY 8.1%
       Berry Petroleum Co., senior note, 10.25%, 6/01/14 ....................    United States           500,000            507,500
   (e) Bill Barrett Corp., senior note, 9.875%, 7/17/16 .....................    United States           400,000            380,688
       Chesapeake Energy Corp., senior note, 7.50%, 6/15/14 .................    United States         4,000,000          3,810,000
       Compagnie Generale de Geophysique-Veritas, senior note, 7.50%,
          5/15/15 ...........................................................        France            2,500,000          2,306,250
       El Paso Corp., senior note, 12.00%, 12/12/13 .........................    United States         2,000,000          2,210,000
       Mariner Energy Inc., senior note, 7.50%, 4/15/13 .....................    United States         2,000,000          1,830,000
   (a) Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14 .....    United States           700,000            581,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ................    United States         2,000,000          1,990,000
   (a) Petrohawk Energy Corp., senior note, 144A, 10.50%, 8/01/14 ...........    United States         2,000,000          2,055,000
   (a) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ............     Switzerland          2,000,000          1,740,000
       Plains Exploration & Production Co., senior note, 10.00%, 3/01/16 ....    United States         2,000,000          2,065,000
   (a) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 .............    United States         2,500,000          2,150,000
       Tesoro Corp., senior note, 6.625%, 11/01/15 ..........................    United States         2,000,000          1,805,000
       The Williams Co. Inc., 8.125%, 3/15/12 ...............................    United States         2,000,000          2,074,340
                                                                                                                       ------------
                                                                                                                         25,504,778
                                                                                                                       ------------
       FOOD & STAPLES RETAILING 1.0%
   (a) Rite Aid Corp., senior secured note, 144A, 9.75%, 6/12/16 ............    United States         1,300,000          1,306,500
       SUPERVALU Inc., senior note, 8.00%, 5/01/16 ..........................    United States         2,000,000          1,950,000
                                                                                                                       ------------
                                                                                                                          3,256,500
                                                                                                                       ------------
       FOOD, BEVERAGE & TOBACCO 3.7%
       Altria Group Inc., 7.75%, 2/06/14 ....................................    United States         2,000,000          2,207,626
   (a) Anheuser-Busch InBev NV, senior note, 144A, 7.20%, 1/15/14 ...........    United States         2,000,000          2,153,154
   (a) BAT International Finance PLC, 144A, 8.125%, 11/15/13 ................   United Kingdom         2,000,000          2,174,596
       Dean Foods Inc., senior note, 7.00%, 6/01/16 .........................    United States           500,000            458,750
   (a) Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14 ...............    United States         1,500,000          1,657,500
   (a) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 .....................    United States         2,000,000          1,900,000
   (a) Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14 .................    United States         1,000,000          1,090,000
                                                                                                                       ------------
                                                                                                                         11,641,626
                                                                                                                       ------------
       HEALTH CARE EQUIPMENT & SERVICES 5.6%
       Coventry Health Care Inc., senior note, 5.875%, 1/15/12 ..............    United States         2,000,000          1,914,344
       DaVita Inc.,
          senior note, 6.625%, 3/15/13 ......................................    United States           900,000            852,750
          senior sub. note, 7.25%, 3/15/15 ..................................    United States         1,000,000            945,000
       FMC Finance III SA, senior note, 6.875%, 7/15/17 .....................       Germany            2,000,000          1,870,000
   (a) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15 ...........       Germany            1,000,000          1,047,500
       HCA Inc., senior secured note, 9.125%, 11/15/14 ......................    United States         3,000,000          2,977,500


                     4 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                --------------   -------------------   ------------
       CORPORATE BONDS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
   (a) Tenet Healthcare Corp., senior note, 144A,
          9.00%, 05/01/15 ...................................................    United States         1,250,000       $  1,265,625
          10.00%, 5/01/18 ...................................................    United States         1,250,000          1,318,750
   (f) United Surgical Partners International Inc., senior sub. note, PIK,
          9.25%, 5/01/17 ....................................................    United States         2,000,000          1,640,000
(c, f) US Oncology Holdings Inc., senior note, PIK, FRN, 6.904%, 3/15/12 ....    United States         2,237,000          1,895,858
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 ..........................................................    United States         2,000,000          1,925,000
                                                                                                                       ------------
                                                                                                                         17,652,327
                                                                                                                       ------------
       INSURANCE 0.6%
   (a) Metropolitan Life Global Funding I, senior secured note, 144A, 5.125%,
          4/10/13 ...........................................................    United States         1,700,000          1,722,075
                                                                                                                       ------------
       MATERIALS 5.9%
   (a) Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14 .......   United Kingdom         1,500,000          1,630,942
       ArcelorMittal, senior note, 9.00%, 2/15/15 ...........................     Luxembourg           2,000,000          2,110,956
   (a) Clearwater Paper Corp., senior note, 144A, 10.625%, 6/15/16 ..........    United States         1,800,000          1,849,500
       Crown Americas Inc., senior note, 7.625%, 11/15/13 ...................    United States         2,000,000          1,960,000
   (c) Freeport-McMoRan Copper & Gold Inc., senior note, FRN, 4.995%,
          4/01/15 ...........................................................    United States         1,000,000            937,300
       Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 .......    United States         2,000,000          1,595,000
   (a) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16...   United Kingdom         1,700,000            578,000
   (a) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...............    United States         2,000,000          1,470,000
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ........................    United States         2,000,000          2,050,000
   (a) Owens-Brockway Glass Container Inc., senior note, 144A, 7.375%,
          5/15/16 ...........................................................    United States           700,000            682,500
       Solo Cup Co.,
(a, e)    senior secured note, 144A, 10.50%, 11/01/13 .......................    United States           500,000            506,625
          senior sub. note, 8.50%, 2/15/14 ..................................    United States           700,000            577,500
   (a) Teck Resources Ltd., senior secured note, 144A, 9.75%, 5/15/14 .......       Canada             2,300,000          2,382,791
                                                                                                                       ------------
                                                                                                                         18,331,114
                                                                                                                       ------------
       MEDIA 6.4%
   (d) CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .................       Canada             2,000,000            600,000
(d, g) CCH II LLC, senior note, 10.25%, 9/15/10 .............................    United States         4,000,000          4,240,000
   (a) CSC Holdings Inc., senior note, 144A, 8.50%, 4/15/14 .................    United States         1,000,000            996,250
(d, g) Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 ............    United States         4,000,000            620,000
       DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ...................    United States         2,500,000          2,518,750
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ....................    United States         2,000,000          1,945,000
       Lamar Media Corp., senior sub. note,
          7.25%, 1/01/13 ....................................................    United States         1,000,000            956,250
          C, 6.625%, 8/15/15 ................................................    United States         2,000,000          1,700,000
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...............    United States         1,500,000          1,087,500
       Quebecor Media Inc., senior note, 7.75%, 3/15/16 .....................       Canada             2,500,000          2,278,125
       Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 .................    United States         2,000,000            835,000
   (a) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18 ...................     Netherlands            400,000            387,680
   (a) WMG Acquisition Corp., senior secured note, 144A, 9.50%, 6/15/16 .....    United States         2,000,000          2,000,000
                                                                                                                       ------------
                                                                                                                         20,164,555
                                                                                                                       ------------


                     Quarterly Statement of Investments | 5

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                --------------   -------------------   ------------
       CORPORATE BONDS (CONTINUED)
       REAL ESTATE 0.8%
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ...........    United States           800,000       $    508,000
       Simon Property Group LP, senior note, 6.75%, 5/15/14 .................    United States         2,000,000          2,012,488
                                                                                                                       ------------
                                                                                                                          2,520,488
                                                                                                                       ------------
       RETAILING 0.5%
       Michaels Stores Inc., senior note, 10.00%, 11/01/14 ..................    United States         2,000,000          1,690,000
                                                                                                                       ------------
       SOFTWARE & SERVICES 0.9%
       SunGard Data Systems Inc., senior note, 9.125%, 8/15/13 ..............    United States         3,000,000          2,850,000
                                                                                                                       ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
   (d) Nortel Networks Ltd., senior note, 10.75%, 7/15/16 ...................       Canada             2,000,000            700,000
       Sanmina-SCI Corp.,
(a, c)    senior note, 144A, FRN, 3.379%, 6/15/14 ...........................    United States         1,000,000            825,000
          senior sub. note, 6.75%, 3/01/13 ..................................    United States         1,000,000            780,000
       Xerox Corp., senior note, 8.25%, 5/15/14 .............................    United States           900,000            937,105
                                                                                                                       ------------
                                                                                                                          3,242,105
                                                                                                                       ------------
       TELECOMMUNICATION SERVICES 4.9%
   (a) CC Holdings GS V LLC, senior secured note, 144A, 7.75%, 5/01/17 ......    United States           400,000            392,000
       Crown Castle International Corp., senior note, 9.00%, 1/15/15 ........    United States         1,500,000          1,533,750
   (a) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...............       Jamaica            2,000,000          1,670,000
       Intelsat Subsidiary Holding Co. Ltd., senior note,
          8.50%, 1/15/13 ....................................................       Bermuda            2,500,000          2,412,500
          8.875%, 1/15/15 ...................................................       Bermuda              500,000            485,000
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .................    United States         2,000,000          1,997,500
       Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ....     Luxembourg           2,000,000          2,037,500
       Qwest Communications International Inc., senior note, B, 7.50%,
          2/15/14 ...........................................................    United States         2,000,000          1,835,000
   (a) Qwest Corp., senior note, 144A, 8.375%, 5/01/16 ......................    United States           400,000            388,000
   (a) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .....        Italy             2,500,000          2,512,500
                                                                                                                       ------------
                                                                                                                         15,263,750
                                                                                                                       ------------
       UTILITIES 4.5%
       Ameren Corp., senior note, 8.875%, 5/15/14 ...........................    United States         2,000,000          2,066,944
       Duke Energy Corp., senior note, 6.30%, 2/01/14 .......................    United States         1,500,000          1,621,587
       Dynegy Holdings Inc., senior note, 7.50%, 6/01/15 ....................    United States         2,000,000          1,677,500
       Mirant North America LLC, senior note, 7.375%, 12/31/13 ..............    United States         2,000,000          1,930,000
       NRG Energy Inc., senior note, 7.25%, 2/01/14 .........................    United States         3,000,000          2,917,500
       PG&E Corp., senior note, 5.75%, 4/01/14 ..............................    United States         2,000,000          2,133,954
       Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%,
          11/01/15 ..........................................................    United States         3,000,000          1,882,500
                                                                                                                       ------------
                                                                                                                         14,229,985
                                                                                                                       ------------
       TOTAL CORPORATE BONDS (COST $197,565,792) ............................                                           183,983,779
                                                                                                                       ------------
       MORTGAGE-BACKED SECURITIES 29.4%
   (c) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.3%
       FHLMC, 4.202%, 5/01/34 ...............................................    United States         1,014,615          1,049,895
                                                                                                                       ------------


                     6 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                --------------   -------------------   ------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 13.9%
       FHLMC Gold 15 Year, 4.50%, 6/01/23 ...................................    United States         2,247,701       $  2,296,298
       FHLMC Gold 15 Year, 5.00%, 5/01/23 - 4/01/24 .........................    United States         3,322,697          3,440,673
       FHLMC Gold 15 Year, 5.50%, 7/01/19 ...................................    United States           193,555            203,674
       FHLMC Gold 15 Year, 6.00%, 7/01/23 ...................................    United States           942,090            997,621
   (e) FHLMC Gold 30 Year, 5.00%, 7/01/39 ...................................    United States         5,025,000          5,110,581
       FHLMC Gold 30 Year, 5.50%, 1/01/38 - 6/01/38 .........................    United States         1,773,753          1,834,679
   (e) FHLMC Gold 30 Year, 5.50%, 7/01/39 ...................................    United States         5,900,000          6,090,830
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/33 ........................    United States         3,022,784          3,181,439
   (e) FHLMC Gold 30 Year, 6.00%, 7/01/39 ...................................    United States         9,660,000         10,081,118
   (e) FHLMC Gold 30 Year, 6.50%, 7/01/39 ...................................    United States         7,211,000          7,662,812
       FHLMC Gold 30 Year, 7.00%, 9/01/27 ...................................    United States           693,822            759,304
       FHLMC Gold 30 Year, 8.00%, 1/01/31 ...................................    United States           127,062            139,801
       FHLMC Gold 30 Year, 8.50%, 7/01/31 ...................................    United States         1,470,386          1,634,478
                                                                                                                       ------------
                                                                                                                         43,433,308
                                                                                                                       ------------
   (c) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.5%
       FNMA, 3.473%, 7/01/34 ................................................    United States         1,550,469          1,586,334
       FNMA, 5.911%, 6/01/32 ................................................    United States            70,090             73,436
                                                                                                                       ------------
                                                                                                                          1,659,770
                                                                                                                       ------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 11.9%
       FNMA 15 Year, 5.00%, 6/01/23 .........................................    United States         1,210,239          1,254,344
       FNMA 15 Year, 5.50%, 7/01/20 - 9/01/22 ...............................    United States         3,046,276          3,216,962
       FNMA 15 Year, 6.00%, 10/01/23 ........................................    United States         1,700,586          1,802,951
       FNMA 15 Year, 6.50%, 7/01/20 .........................................    United States           172,149            173,191
       FNMA 15 Year, 7.00%, 9/01/18 .........................................    United States           246,735            271,300
   (e) FNMA 30 Year, 4.50%, 7/01/39 .........................................    United States         1,540,000          1,537,113
       FNMA 30 Year, 5.00%, 5/01/37 .........................................    United States         2,490,486          2,540,199
   (e) FNMA 30 Year, 5.00%, 7/01/39 .........................................    United States         7,650,000          7,789,850
   (e) FNMA 30 Year, 5.50%, 7/01/39 .........................................    United States         4,798,000          4,953,187
       FNMA 30 Year, 6.00%, 4/01/33 .........................................    United States           846,699            892,887
   (e) FNMA 30 Year, 6.00%, 7/01/39 .........................................    United States         3,860,000          4,034,302
       FNMA 30 Year, 6.50%, 8/01/32 .........................................    United States         1,103,099          1,186,472
   (e) FNMA 30 Year, 6.50%, 7/01/39 .........................................    United States         6,623,000          7,054,528
       FNMA 30 Year, 8.00%, 10/01/29 ........................................    United States           197,363            215,514
       FNMA 30 Year, 8.50%, 8/01/26 .........................................    United States           395,935            434,045
                                                                                                                       ------------
                                                                                                                         37,356,845
                                                                                                                       ------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.8%
   (e) GNMA I SF 30 Year, 5.50%, 7/01/39 ....................................    United States         5,910,000          6,102,997
       GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33 .........................    United States         1,765,156          1,898,045
       GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29 .........................    United States           183,352            199,224
       GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32 .........................    United States           366,538            413,079
                                                                                                                       ------------
                                                                                                                          8,613,345
                                                                                                                       ------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $90,898,846) ..................                                            92,113,163
                                                                                                                       ------------


                     Quarterly Statement of Investments | 7

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                --------------   -------------------   ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 8.2%
       BANKS 5.2%
       Banc of America Commercial Mortgage Inc., 2005-3, A2, 4.501%,
          7/10/43 ...........................................................    United States         5,000,000       $  4,889,568
   (c) Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1,
          A3, FRN, 5.225%, 7/15/44 ..........................................    United States         3,000,000          2,736,054
          A4, FRN, 5.225%, 7/15/44 ..........................................    United States           400,000            355,557
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36 .....................................    United States         1,605,000          1,507,279
          2005-GG5, A5, 5.224%, 4/10/37 .....................................    United States           500,000            428,879
       GS Mortgage Securities Corp. II, 2003-C1, A3, 4.608%, 1/10/40 ........    United States           400,000            383,443
       LB-UBS Commercial Mortgage Trust,
   (c)    2002-C2, A4, FRN, 5.594%, 6/15/31 .................................    United States         2,000,000          2,010,142
          2005-C1, A2, 4.31%, 2/15/30 .......................................    United States         1,395,000          1,368,611
          2006-C1, A4, 5.156%, 2/15/31 ......................................    United States         2,800,000          2,338,713
   (c) Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN, 3.064%,
          7/25/34 ...........................................................    United States           165,599             13,207
   (c) Morgan Stanley ABS Capital I Inc. Trust,
          2003-HE3, B1, FRN, 3.614%, 10/25/33 ...............................    United States           734,891            143,212
          2003-NC10, B1, FRN, 5.264%, 10/25/33 ..............................    United States           605,756             63,540
                                                                                                                       ------------
                                                                                                                         16,238,205
                                                                                                                       ------------
       DIVERSIFIED FINANCIALS 3.0%
   (c) Advanta Business Card Master Trust, 2007-A4, A4, FRN, 0.345%,
          4/22/13 ...........................................................    United States         1,766,912          1,550,466
   (c) Argent Securities Inc., 2003-W5, M4, FRN, 4.064%, 10/25/33 ...........    United States         1,151,852            360,007
   (c) Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2,
          FRN, 0.564%, 2/25/35 ..............................................    United States         1,544,172          1,021,385
   (c) Chase Issuance Trust, 2005-A9, A9, FRN, 0.339%, 11/15/11 .............    United States         1,000,000            999,371
       Citigroup Commercial Mortgage Trust,
   (c)    2007-C6, AM, FRN, 5.699%, 6/10/17 .................................    United States           320,000            173,281
          2008-C7, A4, 6.095%, 12/10/49 .....................................    United States           700,000            574,228
   (c) GSAMP Trust, 2003-AHL, B1, FRN, 4.314%, 10/25/33 .....................    United States         1,243,595            268,212
       JPMorgan Chase Commercial Mortgage Securities Corp.,
          2005-LDP2, AM, 4.78%, 7/15/42 .....................................    United States           200,000            136,478
   (c)    2005-LDP5, A4, FRN, 5.179%, 12/15/44 ..............................    United States         1,000,000            847,836
   (c) MBNA Master Credit Card Trust II, 1997-B, A, FRN, 0.479%, 8/15/14 ....    United States         3,000,000          2,893,527
   (c) Morgan Stanley Dean Witter Capital I, 2003-NC3, B1, FRN, 4.814%,
          3/25/33 ...........................................................    United States           611,179             52,066
(c, h) New Century Home Equity Loan Trust, 2003-2, M3, FRN, 5.864%, 1/25/33..    United States           666,154             23,405
   (c) Option One Mortgage Loan Trust, 2003-6, M5, FRN, 3.614%, 11/25/33 ....    United States           895,089            236,402
   (c) Specialty Underwriting & Residential Finance, 2003-BC4, B2, FRN,
          2.814%, 11/25/34 ..................................................    United States           313,004            112,478


                     8 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                --------------   -------------------   ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
   (c) Structured Asset Investment Loan Trust,
          2003-BC2, M3, FRN, 5.189%, 4/25/33 ................................    United States            13,987       $        576
          2003-BC13, M4, FRN, 4.439%, 11/25/33 ..............................    United States           336,209            176,715
                                                                                                                       ------------
                                                                                                                          9,426,433
                                                                                                                       ------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (COST $31,830,828) .....................                                            25,664,638
                                                                                                                       ------------
   (c) SENIOR FLOATING RATE INTERESTS 47.9%
       AUTOMOBILES & COMPONENTS 1.0%
       Federal-Mogul Corp., Term Loan B, 2.248% - 2.258%, 12/27/14 ..........    United States         2,105,780          1,412,627
       United Components Inc., Term Loan D, 3.21%, 6/29/12 ..................    United States         2,000,000          1,720,000
                                                                                                                       ------------
                                                                                                                          3,132,627
                                                                                                                       ------------
       CAPITAL GOODS 4.8%
       Baldor Electric Co., Term Loan B, 5.25%, 1/31/14 .....................    United States           592,262            573,965
       BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14 .......................    United States         1,492,481          1,485,019
       Goodman Global Holdings Co. Inc., Term Loan B, 6.50%, 2/13/14 ........    United States         1,084,500          1,041,798
       Itron Inc., Dollar Term Loan, 3.81%, 4/18/14 .........................    United States           995,405            986,198
       Manitowoc Co. Inc., Term Loan B, 6.50%, 11/06/14 .....................    United States         1,791,000          1,623,840
       Oshkosh Truck Corp.,
          Term Loan A, 8.25%, 12/06/11 ......................................    United States           471,000            434,497
          Term Loan B, 6.64% - 8.25%, 12/06/13 ..............................    United States         1,718,537          1,582,128
       RBS Global Inc. (Rexnord),
          Incremental Tranche B-2, 2.313%, 7/22/13 ..........................    United States           997,442            846,579
          Term Loan, 2.875% - 3.625%, 7/22/13 ...............................    United States         3,000,000          2,571,000
       Spirit Aerosystems Inc. (Onex Wind Finance LP), Term B-1 Loan, 2.89%,
          12/31/11 ..........................................................    United States         1,250,590          1,191,187
       TriMas Co. LLC,
          Term Loan B, 2.558% - 3.323%, 8/02/13 .............................    United States         1,543,014          1,357,853
          Tranche B-1 L/C, 2.62%, 8/02/11 ...................................    United States           366,149            322,211
       URS Corp., Term Loan B, 2.56% - 3.427%, 5/15/13 ......................    United States         1,115,063          1,101,125
                                                                                                                       ------------
                                                                                                                         15,117,400
                                                                                                                       ------------
       COMMERCIAL & PROFESSIONAL SERVICES 2.6%
       ARAMARK Corp.,
          Synthetic L/C, 2.336%, 1/26/14 ....................................    United States           271,357            250,233
          Term Loan B, 2.473%, 1/26/14 ......................................    United States         4,271,345          3,938,834
       JohnsonDiversey Inc.,
          Delay Draw, 3.016%, 12/16/10 ......................................    United States           256,631            249,253
          Term Loan B, 3.016%, 12/16/11 .....................................    United States           733,386            712,300
       Nielsen Finance LLC (VNU Inc.), Class A Term Loan, 2.321%, 8/09/13 ...    United States         2,726,356          2,460,536
       West Corp., Term Loan B-2, 2.683% - 2.693%, 10/24/13 .................    United States           444,795            409,291
                                                                                                                       ------------
                                                                                                                          8,020,447
                                                                                                                       ------------


                     Quarterly Statement of Investments | 9

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                --------------   -------------------   ------------
   (c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       CONSUMER DURABLES & APPAREL 1.2%
       Jarden Corp., Term Loan B2, 2.348%, 1/24/12 ..........................    United States         2,387,155       $  2,303,939
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.637%,
          12/21/11 ..........................................................    United States         1,350,000          1,312,875
                                                                                                                       ------------
                                                                                                                          3,616,814
                                                                                                                       ------------
       CONSUMER SERVICES 4.7%
       Affinion Group Inc., Term Loan B, 2.81%, 10/17/12 ....................    United States         2,970,687          2,817,697
       Education Management LLC, Term Loan C, 2.375%, 6/01/13 ...............    United States         2,427,430          2,245,372
       Laureate Education Inc.,
          Closing Date Term Loan, 4.342%, 8/18/14 ...........................    United States         1,994,520          1,730,246
          Delayed Draw Term Loan, 4.342%, 8/18/14 ...........................    United States           298,498            258,947
       Penn National Gaming Inc., Term Loan B, 2.06% - 2.72%, 10/03/12 ......    United States         2,693,207          2,592,772
       VML U.S. Finance LLC (Venetian Macau),
          Delayed Draw, 2.85%, 5/25/12 ......................................        Macau             1,163,750          1,000,617
          New Project Term Loans, 2.85%, 5/25/13 ............................        Macau             2,970,333          2,553,955
          Term Loan B, 2.85%, 5/25/13 .......................................        Macau             1,699,444          1,461,218
                                                                                                                       ------------
                                                                                                                         14,660,824
                                                                                                                       ------------
       ENERGY 0.4%
       Dresser Inc., Term Loan B, 3.104%, 5/04/14 ...........................    United States         1,552,923          1,411,607
                                                                                                                       ------------
       FOOD & STAPLES RETAILING 0.2%
       Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15 ..................    United States           500,000            499,166
                                                                                                                       ------------
       FOOD, BEVERAGE & TOBACCO 0.8%
       Dean Foods Co., Term Loan B, 1.685% - 1.975%, 4/02/14 ................    United States         1,743,917          1,640,010
       Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14 ....................    United States           877,500            881,840
                                                                                                                       ------------
                                                                                                                          2,521,850
                                                                                                                       ------------
       HEALTH CARE EQUIPMENT & SERVICES 6.4%
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 3.25% - 3.848%, 4/28/15 ...................    United States           255,904            235,569
          Parent Term Loan, 3.848%, 4/28/15 .................................    United States         1,344,350          1,237,523
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.56%, 7/25/14 ............................    United States           122,735            110,783
          Term Loan, 2.56% - 2.924%, 7/25/14 ................................    United States         2,405,040          2,170,823
       DaVita Inc., Term Loan B-1, 1.81% - 2.71%, 10/05/12 ..................    United States         2,717,434          2,583,261
       DJO Finance LLC, Term Loan B, 3.31% - 3.598%, 5/20/14 ................    United States         1,711,282          1,551,919
       Fresenius Medical Care Holdings Inc., Term Loan B, 1.973% - 2.514%,
          3/31/13 ...........................................................       Germany            1,489,073          1,428,447
       Fresenius SE (APP), Term Loan B2, 6.75%, 9/10/14 .....................       Germany              277,984            279,999
       Fresenius SE (New Finco1), Term Loan B, 6.75%, 9/10/14 ...............       Germany              516,016            519,757
       HCA Inc., Term Loan B-1, 2.848%, 11/18/13 ............................    United States         3,484,363          3,153,348
       Iasis Healthcare LLC,
          Delayed Draw Term Loan, 2.31%, 3/14/14 ............................    United States           475,375            437,939
          Initial Term Loan, 2.31%, 3/14/14 .................................    United States         1,373,697          1,265,518
          Synthetic L/C, 4.54%, 3/14/14 .....................................    United States           128,047            117,963


                    10 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                --------------   -------------------   ------------
   (c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
       LifePoint Hospitals Inc., Term Loan B, 2.295%, 4/15/12 ...............    United States         1,980,324       $  1,888,019
       Psychiatric Solutions Inc., Term Loan, 2.058% - 2.068%, 7/01/12 ......    United States           918,761            861,339
       Team Finance LLC, Term Loan B, 2.608% - 2.716%, 11/23/12 .............    United States           992,275            875,682
       Vanguard Health Holding Co. II LLC, Replacement Term Loan, 2.56%,
          9/23/11 ...........................................................    United States         1,568,279          1,503,098
                                                                                                                       ------------
                                                                                                                         20,220,987
                                                                                                                       ------------
       INSURANCE 0.5%
       Conseco Inc., Term Loan, 6.50%, 10/10/13 .............................    United States         2,152,804          1,463,907
                                                                                                                       ------------
       MATERIALS 7.0%
       Anchor Glass Container Corp., Term Loan, 6.75%, 6/20/14 ..............    United States         1,429,201          1,386,325
       Ashland Inc., Term Loan B, 7.65%, 5/13/14 ............................    United States           471,226            474,937
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.942%, 4/02/14 ........    United States         2,954,698          2,747,459
       Domtar Corp., Term Loan, 1.696%, 3/07/14 .............................    United States           990,228            935,765
       Georgia-Pacific LLC,
          Additional Term Loan, 2.31% - 2.323%, 12/20/12 ....................    United States         1,482,660          1,402,462
          Term Loan B, 2.31% - 2.65%, 12/20/12 ..............................    United States         1,420,112          1,343,297
       Hexion Specialty Chemicals BV, Term Loan C-2, 2.875%, 5/03/13 ........     Netherlands            694,332            478,703
       Hexion Specialty Chemicals Inc., Term Loan C-1, 3.50%, 5/03/13 .......    United States         3,204,558          2,209,363
       Huntsman International LLC, Term Loan B, 2.058%, 4/21/14 .............    United States         2,683,616          2,415,255
       Nalco Co., Term Loan B, 6.50%, 5/13/16 ...............................    United States         1,000,000          1,006,875
       NewPage Corp., Term Loan, 4.063%, 12/22/14 ...........................    United States         1,797,533          1,561,357
       Oxbow Carbon LLC,
          Delayed Draw Term Loan, 2.31%, 5/08/14 ............................    United States           277,655            252,435
          Term Loan B, 2.31% - 2.598%, 5/08/14 ..............................    United States         2,907,405          2,643,317
       Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14 .........    United States           500,000            499,063
       Univar Inc., Opco Tranche B Term Loan, 3.31%, 10/10/14 ...............    United States         3,206,817          2,763,208
                                                                                                                       ------------
                                                                                                                         22,119,821
                                                                                                                       ------------
       MEDIA 7.8%
       CSC Holdings Inc., Incremental Term Loan B-2, 2.069%, 3/29/13 ........    United States           774,000            743,316
       Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 .....................    United States         3,901,398          3,238,160
       Discovery Communications Inc., Term Loan C, 5.25%, 5/14/14 ...........    United States           897,750            888,773
       Entravision Communications Corp., Term Loan B, 6.46%, 3/29/13 ........    United States         1,254,810          1,083,843
       Gray Television Inc., Term Loan B, 3.82%, 12/31/14 ...................    United States         1,550,834            964,425
       Insight Midwest Holdings, Term Loan B, 2.32%, 4/02/14 ................    United States         2,160,000          2,015,999
       MCC Iowa,
          Term Loan E, 6.50%, 1/03/16 .......................................    United States           891,000            891,000
          Tranche D-1 Term Loan, 2.05%, 1/31/15 .............................    United States           494,714            456,621
          Tranche D-2 Term Loan, 2.05%, 1/31/15 .............................    United States            57,525             53,096
       Mission Broadcasting Inc., Term Loan B, 2.348%, 10/01/12 .............    United States           878,163            656,427
       Newsday LLC, Floating Rate Term Loan, 6.631%, 8/01/13 ................    United States         2,400,000          2,322,000
       Nexstar Broadcasting Inc., Term Loan B, 2.789%, 10/01/12 .............    United States           830,530            620,821
       Regal Cinemas Corp., Term Loan, 4.348%, 10/27/13 .....................    United States         2,067,659          2,019,844


                     Quarterly Statement of Investments | 11

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                    COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                --------------   -------------------   ------------
   (c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       MEDIA (CONTINUED)
   (d) Tribune Co.,
          Term Loan B, 5.25%, 5/16/14 .......................................    United States         3,950,000       $  1,354,522
          Term Loan X, 5.00%, 2/20/49 .......................................    United States         1,375,714            470,494
       Tribune Receivables LLC, Term Loan (DIP), 9.00%, 4/10/10 .............    United States           125,000            125,938
       Univision Communications Inc., Initial Term Loan, 2.56%, 9/29/14 .....    United States         3,000,000          2,251,071
       UPC Financing Partnership,
          Term Loan N, 2.065%, 12/31/14 .....................................     Netherlands          2,897,847          2,691,375
          Term Loan T, 3.815%, 12/31/16 .....................................     Netherlands          1,572,153          1,506,320
                                                                                                                       ------------
                                                                                                                         24,354,045
                                                                                                                       ------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.9%
       Life Technologies Corp., Term Loan B, 5.25%, 11/21/15 ................    United States           794,000            795,632
       Mylan Inc., Term Loan B, 3.563% - 3.875%, 10/02/14 ...................    United States         2,134,000          2,065,089
                                                                                                                       ------------
                                                                                                                          2,860,721
                                                                                                                       ------------
       REAL ESTATE 0.2%
       CB Richard Ellis Services Inc., Term Loan B, 6.00 - 6.25%, 12/20/13 ..    United States           806,375            730,576
                                                                                                                       ------------
       RETAILING 0.3%
       Dollar General Corp., Tranche B-1 Term Loan, 3.06% - 3.789%,
          7/07/14 ...........................................................    United States         1,000,000            953,748
                                                                                                                       ------------
       SOFTWARE & SERVICES 3.7%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 2.31% - 2.321%, 3/20/13 .....................    United States         1,746,846          1,665,782
          Term Loan B, 2.308%, 3/20/13 ......................................    United States           482,500            460,109
       Emdeon Business Services LLC, First Lien Term Loan, 2.31% - 2.598%,
          11/16/13 ..........................................................    United States         2,030,199          1,908,387
       First Data Corp., Term Loan B-2, 3.06% - 3.065%, 9/24/14 .............    United States         2,452,538          1,845,535
       Metavante Corp., Term Loan B, 2.778%, 11/01/14 .......................    United States         1,994,950          1,931,360
       Rovi Corp., Term Loan B, 6.00%, 5/02/13 ..............................    United States           584,655            583,193
       SunGard Data Systems Inc.,
          New U.S. Term Loan, 2.071% - 2.724%, 2/28/14 ......................    United States           119,548            111,351
          Tranche B U.S. TL, 3.951% - 4.604%, 2/28/16 .......................    United States         3,370,292          3,155,436
                                                                                                                       ------------
                                                                                                                         11,661,153
                                                                                                                       ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
       CommScope Inc., Term Loan B, 3.098%, 12/26/14 ........................    United States           984,412            943,498
       Flextronics International USA Inc.,
          Term Loan A, 2.568% - 3.458%, 10/01/14 ............................    United States         1,831,661          1,518,970
          Term Loan A-1, 3.381%, 10/01/14 ...................................    United States           526,339            436,486
       Sensus Metering Systems Inc., Term Loan B1, 2.613% - 2.716%,
          12/17/10 ..........................................................    United States         1,064,215            984,399
                                                                                                                       ------------
                                                                                                                          3,883,353
                                                                                                                       ------------


                    12 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                     COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
                                                                                 --------------   -------------------   ------------
   (c) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       TELECOMMUNICATION SERVICES 2.5%
       GCI Holdings Inc., Add-On Term Loan, 4.56%, 8/31/12 ..................    United States         2,369,713       $  2,322,318
       Intelsat Corp. (Panamsat),
          Tranche B-2-A, 2.819%, 1/03/14 ....................................    United States         1,278,240          1,169,590
          Tranche B-2-B, 2.819%, 1/03/14 ....................................    United States         1,277,852          1,169,235
          Tranche B-2-C, 2.819%, 1/03/14 ....................................    United States         1,277,852          1,169,234
       Windstream Corp., Tranche B-1, 1.82% - 2.62%, 7/17/13 ................    United States         2,007,593          1,898,430
                                                                                                                       ------------
                                                                                                                          7,728,807
                                                                                                                       ------------
       UTILITIES 1.7%
       Dynegy Holdings Inc., Term L/C Facility, 1.81%, 4/02/13 ..............    United States         1,499,049          1,351,018
       NRG Energy Inc.,
          Credit Link, 0.498%, 2/01/13 ......................................    United States           819,782            773,296
          Term Loan, 1.81% - 2.098%, 2/01/13 ................................    United States         1,529,371          1,442,648
       Texas Competitive Electric Holdings Co. LLC, Term Loan B-2,
          3.81% - 3.821%, 10/10/14 ..........................................    United States         2,451,288          1,757,728
                                                                                                                       ------------
                                                                                                                          5,324,690
                                                                                                                       ------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $159,860,113)                                                         150,282,543
                                                                                                                       ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.0%
       Government of Argentina, senior bond,
          amortization and cpn., 8/03/09 ....................................      Argentina           1,975,000            486,151
(c, i)    FRN, 1.683%, 8/03/12 ..............................................      Argentina           3,950,000            938,125
       Government of Malaysia, 3.756%, 4/28/11 ..............................      Malaysia            5,860,000 MYR      1,706,719
                                                                                                                       ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $3,601,829) .................................................                                             3,130,995
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $483,995,258) ...............................................                                           455,463,302
                                                                                                                       ------------

                                                                                                        SHARES
                                                                                                 -------------------
       SHORT TERM INVESTMENTS (COST $3,883,074) 1.2%
       MONEY MARKET FUNDS 1.2%
   (j) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ..........    United States         3,883,074          3,883,074
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $487,878,332) 146.4% .........................                                           459,346,376
       PREFERRED SHARES (28.7)% . ...........................................                                           (90,000,000)
       OTHER ASSETS, LESS LIABILITIES (17.7)% . .............................                                           (55,470,527)
                                                                                                                       ------------
       NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ........................                                          $313,875,849
                                                                                                                       ============


                     Quarterly Statement of Investments | 13

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED) (CONTINUED)

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2009, the aggregate value of these securities was $46,667,377, representing 14.87% of net assets.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  The coupon rate shown represents the rate at period end.

(d) Defaulted security or security for which income has been deemed uncollectible.

(e) A portion or all of the security purchased on a when-issued or to-be-announced basis.

(f)  Income may be received in additional securities and/or cash.

(g)  See Note 5 regarding other considerations.

(h) The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

(i) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(j) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

At June 30, 2009, the Fund had the following forward exchange contracts outstanding.

                                                                              CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY                                    COUNTERPARTY  TYPE    QUANTITY    AMOUNT(*)      DATE     APPRECIATION  DEPRECIATION
--------                                    ------------  ----  -----------  -----------  ----------  ------------  ------------
South Korean Won .........................      JPHQ      Buy   308,000,000  289,716 CHF    7/09/09     $     --      $(24,842)
South Korean Won .........................      JPHQ      Sell  308,000,000  312,310 CHF    7/09/09       45,633            --
United States Dollar .....................      JPHQ      Buy       300,000  195,081 EUR    7/10/09       26,377            --
United States Dollar .....................      JPHQ      Sell      300,000  236,072 EUR    7/10/09       31,116            --
South Korean Won .........................      JPHQ      Buy   101,000,000   95,042 CHF    7/24/09           --        (8,124)
South Korean Won .........................      JPHQ      Sell  101,000,000  101,722 CHF    7/24/09       14,272            --
                                                                                                        --------      --------
   Unrealized appreciation
      (depreciation) .....................                                                               117,398       (32,966)
                                                                                                        --------      --------
   Net unrealized appreciation
      (depreciation) .....................                                                              $ 84,432
                                                                                                        ========

*    In U.S. dollars unless otherwise indicated.

See Abbreviations on page 19.

                     See Notes to Statement of Investments.


                    14 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.


                     Quarterly Statement of Investments | 15

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.


                    16 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................   $489,165,721
                                                  ============
Unrealized appreciation .......................   $ 12,076,687
Unrealized depreciation .......................    (41,896,032)
                                                  ------------
Net unrealized appreciation (depreciation).....   $(29,819,345)
                                                  ============

5. OTHER CONSIDERATIONS

From time to time officers, directors or employees of the Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the Fund's policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

6. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                     Quarterly Statement of Investments | 17

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                                   LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                 ----------   ------------   -------   ------------
ASSETS:
   Investments in Securities:
      Equity Investments                         $       --   $    288,184     $--     $    288,184
      Corporate Bonds                                    --    183,983,779      --      183,983,779
      Mortgage-Backed Securities                         --     92,113,163      --       92,113,163
      Asset-Backed Securities and Commercial
         Mortgage-Backed Securities                      --     25,664,638      --       25,664,638
      Senior Floating Rate Interests                     --    150,282,543      --      150,282,543
      Foreign Government and Agency Securities           --      3,130,995      --        3,130,995
      Short Term Investments                      3,883,074             --      --        3,883,074
                                                 ----------   ------------     ---     ------------
         Total Investments in Securities(a)      $3,883,074   $455,463,302     $--     $459,346,376
                                                 ==========   ============     ===     ============
   Foorward Exchange Contracts                           --        117,938      --          117,938
   Unfunded Loan Commitments                             --         11,012      --           11,012
LIABILITIES:
   Forward Exchange Contracts                            --         32,966      --           32,966

(a) For detailed industry descriptions, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 21, 2009 and determined that no events have occurred that require disclosure.


                    18 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

ABBREVIATIONS

CURRENCY

CHF  -  Swiss Franc
EUR  -  Euro
MYR  -  Malaysian Ringgit

SELECTED PORTFOLIO

DIP   - Debtor-In-Possession
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
L/C   - Letter of Credit
PIK   - Payment-In-Kind
SF    - Single Family

COUNTERPARTY

JPHQ - JPMorgan Chase Bank, N.A.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 19


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST


By /s/LAURA F. FERGERSON
  --------------------------------
       Laura F. Fergerson
       Chief Executive Officer -
       Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------------
       Laura F. Fergerson
       Chief Executive Officer -
       Finance and Administration
Date  August 27, 2009


By /s/GASTON GARDEY
  -------------------------------
       Gaston Gardey
       Chief Financial Officer and
       Chief Accounting Officer
Date  August 27, 2009